13F-HR

		     UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON, D.C. 20549
			FORM 13F

		   FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: June 30, 2002
                             -------------------

Check here if Amendment [ ]; Amendment Number:
					      --------
  This Amendment (Check only one):  [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Jarislowsky, Fraser Limited
      		------------------------------------
Address:	1010 Sherbrooke St. West, Suite 2005
		------------------------------------
		Montreal, Quebec
		------------------------------------
		Canada H3A 2R7
		------------------------------------

Form 13F File Number: 	28-67075
			--------------

The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erin P. O'Brien
		------------------------------------
Title:		Compliance Officer & Partner
		------------------------------------
Phone:		514-842-2727
		------------------------------------

Signature, Place, and Date of Signing:


 /s/ Erin P. O'Brien	   Montreal, Quebec	July 9, 2002
---------------------	   ---------------- 	--------------
     (Signature)	      (City, State)	    (Date)

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
				 	--------------------

Form 13F Information Table Entry Total:	        80
					--------------------

Form 13F Information Table Value Total:       9,027,241
					--------------------
					    (thousands)
List of Other Included Managers:  NONE

		FORM 13F INFORMATION TABLE
                                                                                         VOTING AUTHORITY
NAME OF ISSUER             Title   Cusip   VALUE (x$10Shares/PRN SH/PRPUT/INVESTMNT OTHER    SOLE       SHARED     NONE

Abbott Laboratories        Common002824100     108,349  2,877,783 SH      SOLE              2,782,808      94,975
Abitibi-Consolidated Inc.  Common003924107         666     72,187 SH      SOLE                 72,002         185
Albertson's Inc.           Common013104104      77,340  2,539,059 SH      SOLE              2,418,338     120,721
American Int'l Group       Common026874107      70,086  1,027,209 SH      SOLE                998,191      29,018
AOL Time Warner            Common00184A105      28,831  1,959,990 SH      SOLE              1,892,790      67,200
Avaya Inc.                 Common053499109          24      4,925 SH      SOLE                  4,925
Ballard Power Systems Inc. Common05858H104          21      1,300 SH      SOLE                  1,300
Bank of New York           Common064057102      69,964  2,073,001 SH      SOLE              1,977,101      95,900
Bank of Nova Scotia        Common064149107     535,845 16,279,021 SH      SOLE             15,892,373     386,648
BCE Inc.                   Common05534B109       2,744    157,920 SH      SOLE                141,434      16,486
Bristol-Myers Squibb Co.   Common110122108      95,015  3,697,069 SH      SOLE              3,589,934     107,135
Cameco Corporation         Common13321L108     157,761  6,190,992 SH      SOLE              6,027,311     163,681
Canadian Imperial Bank of CCommon136069101      18,053    564,142 SH      SOLE                555,366       8,776
Cardinal Health            Common14149Y108      76,428  1,244,554 SH      SOLE              1,197,386      47,168
Chevron Texaco Corp.       Common166764100     113,139  1,278,404 SH      SOLE              1,238,597      39,807
Coca-Cola Co.              Common191216100      39,140    698,922 SH      SOLE                698,922
Colgate-Palmolive          Common194162103      28,017    559,775 SH      SOLE                539,775      20,000
Conagra Foods              Common205887102      73,179  2,646,611 SH      SOLE              2,513,559     133,052
Corus Entertainment Inc.     B   220874101      16,120    910,068 SH      SOLE                910,068
Crown Cork & Seal          Common228255105         104     15,200 SH      SOLE                 15,200
CVS Corp.                  Common126650100      82,407  2,693,050 SH      SOLE              2,577,050     116,000
Diebold Inc.               Common253651103       8,104    217,611 SH      SOLE                188,661      28,950
Walt Disney Co.            Common254687106      72,833  3,853,611 SH      SOLE              3,723,786     129,825
Emerson Electric           Common291011104     140,459  2,624,911 SH      SOLE              2,533,471      91,440
Enbridge Inc.              Common29250N105     345,274 11,118,904 SH      SOLE             10,877,888     241,016
Encana Corp.               Common292505104     398,651 12,964,278 SH      SOLE             12,652,781     311,497
Exxon Mobil Corp.          Common30231G102     213,783  5,224,422 SH      SOLE              5,061,839     162,583
Federal National Mortgage ACommon313586109     152,984  2,074,357 SH      SOLE              2,006,657      67,700
First Tennessee National CoCommon337162101      40,793  1,065,088 SH      SOLE              1,023,938      41,150
Four Seasons Hotel         Common35100E104      16,483    352,367 SH      SOLE                350,367       2,000
General Electric           Common369604103      92,821  3,195,208 SH      SOLE              3,117,564      77,644
Gillette Co.               Common375766102     138,852  4,099,558 SH      SOLE              3,961,330     138,228
Hartford Financial Svs     Common416515104      70,146  1,179,525 SH      SOLE              1,123,926      55,599
HCA Inc.                   Common404119109      93,690  1,972,428 SH      SOLE              1,890,458      81,970
Hummingbird Ltd.           Common44544R101       5,101    257,800 SH      SOLE                257,800
Ikon Office Solutions      Common451713101          14      1,500 SH      SOLE                  1,500
Imperial Oil Ltd.          Common453038408     175,175  5,625,662 SH      SOLE              5,503,442     122,220
IMS Health Inc.            Common449934108      32,835  1,829,235 SH      SOLE              1,755,335      73,900
Interpublic Group          Common460690100      70,910  2,863,890 SH      SOLE              2,730,435     133,455
International Flavours & FrCommon459506101       6,974    214,660 SH      SOLE                214,660
Jefferson Pilot            Common475070108      55,266  1,175,867 SH      SOLE              1,124,067      51,800
JM Smucker Co.             Common832696405         684     20,029 SH      SOLE                 19,031         998
Johnson & Johnson          Common478160104     178,626  3,418,028 SH      SOLE              3,321,697      96,331
JP Morgan Chase & Co.      Common46625H100     139,980  4,126,762 SH      SOLE              3,993,241     133,521
Kimberly Clark             Common494368103     148,659  2,397,726 SH      SOLE              2,308,619      89,107
Leitch Technology Corp.    Common52543H107         103     16,376 SH      SOLE                 16,376
Loblaw Companies Ltd.      Common539481101     225,427  5,476,824 SH      SOLE              5,337,602     139,222
Lucent Technologies Inc.   Common549463107         113     68,218 SH      SOLE                 68,218
Manulife Financial CorportaCommon56501R106     501,748 17,457,169 SH      SOLE             17,066,639     390,530
MDS Inc.                   Common55269P302      73,679  4,623,788 SH      SOLE              4,623,788
Merck & Co.                Common589331107     180,828  3,570,861 SH      SOLE              3,481,403      89,458
Microsoft Corporation      Common594918104     115,377  2,109,263 SH      SOLE              2,048,480      60,783
Motorola Inc.              Common620076109       2,285    156,615 SH      SOLE                156,615
Nexen Inc.                 Common65334H102     435,658 16,137,400 SH      SOLE             15,705,646     431,754
Nortel Networks CorporationCommon656568102         345    237,833 SH      SOLE                237,793          40
Nova Chemicals Corporation Common66977W109     106,246  4,786,576 SH      SOLE              4,666,706     119,870
Pepsico Inc.               Common713448108     122,117  2,533,544 SH      SOLE              2,451,882      81,662
Pfizer Inc.                Common717081103     125,941  3,598,323 SH      SOLE              3,498,473      99,850
Philip Morris Corp.        Common718154107     135,469  3,101,391 SH      SOLE              3,000,491     100,900
Pitney Bowes Inc.          Common724479100         175      4,400 SH      SOLE                  4,400
Potash Corporation of SaskaCommon73755L107     145,385  2,175,331 SH      SOLE              2,127,365      47,966
Procter & Gamble           Common742718109     101,953  1,141,695 SH      SOLE              1,091,773      49,922
Rogers Communications Inc.   B   775109200      71,217  7,952,764 SH      SOLE              7,770,231     182,533
Royal Bank of Canada       Common780087102     634,041 18,341,283 SH      SOLE             17,928,099     413,184
Royal Dutch Petroleum Co.  Common780257804     194,578  3,520,504 SH      SOLE              3,291,617     228,887
Schering-Plough            Common806605101      44,739  1,818,641 SH      SOLE              1,745,341      73,300
Shaw Communications Inc.     B   82028K200     112,392 10,190,419 SH      SOLE              9,948,092     242,327
Sunlife Financial Svs      Common866796105     130,113  6,002,513 SH      SOLE              5,850,666     151,847
Suncor Energy Inc.         Common867229106       5,582    318,680 SH      SOLE                306,680      12,000
Talisman Energy Inc.       Common87425E103     360,360  8,018,725 SH      SOLE              7,825,116     193,609
Toronto Dominion Bank Ont. Common891160509     393,620 16,642,270 SH      SOLE             16,268,303     373,967
TranCanada Pipelines LimiteCommon893526103     278,837 18,411,752 SH      SOLE             18,032,052     379,700
Unilever NV-NYS            Common904784709      75,894  1,171,207 SH      SOLE              1,128,065      43,142
Wachovia Corporation       Common929903102      56,001  1,466,758 SH      SOLE              1,419,158      47,600
Walgreen Co.               Common931422109      62,626  1,621,165 SH      SOLE              1,560,662      60,503
Wells Fargo & Co.          Common949746101     125,631  2,509,611 SH      SOLE              2,401,089     108,522
Westaim Corporation        Common956909105       1,986    804,300 SH      SOLE                804,300
Wyeth                      Common983024100      12,205    238,385 SH      SOLE                238,385
Xerox Corp.                Common984121103          50      7,176 SH      SOLE                  7,176
Zimmer Holdings            Common98956P102       2,192     61,481 SH      SOLE                 61,481